Significant Events in the Reporting Period (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended		6 Months Ended
	Mar. 07, 2024	Mar. 01, 2024	Jan. 30, 2024	Jan. 18, 2024	Dec. 11, 2023	Oct. 17, 2023	Jan. 31, 2024	Jan. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Feb. 21, 2024	Jan. 09, 2024
Significant Events in the Reporting Period [Line Items]
Facility agreement												$ 6,000
Additional amount												$ 3,000
Interest rate of percentage									12.00%
Payment of credit									$ 1,000
Facility agreement terminated									Mar. 01, 2024
Additional loans aggregate amount									$ 3,000
Drew down amount									7,500
Financing transaction amount									5,000
Proceeds from warrant exercises		$ 5,000
Equity method aggregate amount									5,000
Convertible of outstanding loan									$ 500
Repaid rate of percentage									30.00%
Aggregate amount									$ 5,000
Warrants issuance amount									18,835
Amortized discount amount		1,229							$ 1,229
Other financing income (expenses), net		$ 1,229
Facility warrants exercised shares (in Shares)									6,720,000
Gross proceeds									$ 2,742
Classified its warrant liabilities									$ 6,143
Additional facility warrants exercised (in Shares)									1,300,000
Additional gross proceeds									$ 530
Number of ordinary shares (in Shares)				1
Purchase price per share (in Dollars per share)			$ 0.98475
Aggregate gross proceeds			$ 3,000
Net of issuance costs			$ 2,961						2,961	$ 5,460
Outstanding convertible loan									$ 500
Shares issue (in Shares)									507,743
Contract value									$ 1,000
Additional value									4,000
Initial purchase									1,000
Received from customer amount									200
Payment received from customer									375
Warrant to purchase (in Shares)							493,424
Related services					$ 492	$ 492		$ 1,400	145
Recognized revenues									101
Additional services									24
Revenue purchase									516
Other accounts payable									81
Deferred expenses									61
PIPE Pre-Funded Warrants [Member]
Significant Events in the Reporting Period [Line Items]
Proceeds from warrant exercises									$ 5,250
Exercise price, per share (in Dollars per share)									$ 0.0001
Net of issuance costs									$ 5,063
PIPE Common Warrants [Member]
Significant Events in the Reporting Period [Line Items]
Exercise price, per share (in Dollars per share)									$ 0.98475
Warrant [Member]
Significant Events in the Reporting Period [Line Items]
Facility warrant shares (in Shares)									761,615
Credit Facility Agreement [Member]
Significant Events in the Reporting Period [Line Items]
Interest rate of percentage									8.00%
Facility warrant shares (in Shares)									507,743
Equity Financing [Member]
Significant Events in the Reporting Period [Line Items]
Convertible amount									$ 1,500
Periodic payment									$ 500
Anti-dilution [Member]
Significant Events in the Reporting Period [Line Items]
Antidilution terms									5.5
PIPE Pre-Funded Warrants [Member]
Significant Events in the Reporting Period [Line Items]
Facility warrant shares (in Shares)			1,394,999
PIPE Common Warrants [Member]
Significant Events in the Reporting Period [Line Items]
Facility warrant shares (in Shares)			4,569,688
Minimum [Member]
Significant Events in the Reporting Period [Line Items]
Warrants to purchase ordinary shares amount				$ 2,500
Ordinary share capital (in Shares)											12,500,000
Maximum [Member]
Significant Events in the Reporting Period [Line Items]
Warrants to purchase ordinary shares amount				$ 3,000
Ordinary share capital (in Shares)											100,000,000
Investor [Member]
Significant Events in the Reporting Period [Line Items]
Purchase agreement shares (in Shares)			3,046,457
Credit Facility [Member]
Significant Events in the Reporting Period [Line Items]
Convertible loan credit facility									$ 271
Credit Facility Agreement [Member]
Significant Events in the Reporting Period [Line Items]
Payment of credit	$ 1,500
Aggregate exercise amount									$ 7,500
Exercise price, per share (in Dollars per share)									$ 3.1
Warrant exercisable issuance term									5 years
Warrants issuance amount									$ 1,229
Facility Warrant [Member]
Significant Events in the Reporting Period [Line Items]
Facility warrant shares (in Shares)							18,382,353		2,419,354
Issuable exercise of facility warrant price (in Dollars per share)							$ 0.408
Two Initial Installments [Member]
Significant Events in the Reporting Period [Line Items]
Installment payment									$ 750
Two Additional Installments [Member]
Significant Events in the Reporting Period [Line Items]
Additional loans									$ 750
Ordinary Shares [Member]
Significant Events in the Reporting Period [Line Items]
Ordinary shares (in Shares)			1,651,458
Investors ordianry shares issued (in Shares)							181,002